Share Capital - Long-term Incentive Plan (Details)	Dec. 31, 2024
Long-term Incentive Plan
Share Capital
Aggregate number of common shares to be issued, as a percent of outstanding common shares when combined with the aggregate number of Option, RSU, PSU and DSU	10.00%